Other Accrued Liabilities - Schedule of other accrued liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued payroll and related liabilities		$ 4,459	$ 3,458
Interest payable	$ 283	14,446	14,835
Income taxes payable	2,080	2,742	2,839
Legal settlement reserve		0	23,000
Other	8,416	9,438	9,352
Total Other accrued liabilities	$ 35,035	$ 31,085	$ 53,484